Payments, Details - Mineral Technologies [Member] - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 17,598,000.00	Taxes	UNITED STATES		U.S. Federal Government [Member]	US Federal Government [Member]	Limestone, Talc, and Bentonite [Member]		Open Pit
#: 2
	65,000.00	Fees	UNITED STATES	California	U.S. Federal Government [Member]	Lucerne Valley [Member]	Limestone [Member]	Consumer and Specialties [Member]	Open Pit
#: 3
	8,000.00	Fees	UNITED STATES	Arizona	U.S. Federal Government [Member]	Pima County [Member]	Limestone [Member]	Consumer and Specialties [Member]	Open Pit
#: 4
	21,000.00	Fees	UNITED STATES	Montana	U.S. Federal Government [Member]	Barretts [Member]	Talc [Member]	Both [Member]	Open Pit
#: 5
	110,000.00	Fees	UNITED STATES	Montana	U.S. Federal Government [Member]	Colony - Montana[Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 6
	54,000.00	Fees	UNITED STATES	South Dakota	U.S. Federal Government [Member]	Colony - South Dakota [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 7
	138,000.00	Fees	UNITED STATES	Wyoming	U.S. Federal Government [Member]	Colony - Wyoming [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 8
	81,000.00	Fees	UNITED STATES	Montana	U.S. Federal Government [Member]	Lovell - Montana [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 9
	295,000.00	Fees	UNITED STATES	Wyoming	U.S. Federal Government [Member]	Lovell - Wyoming [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 10
	34,000.00	Fees	UNITED STATES	Nevada	U.S. Federal Government [Member]	Nevada [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 11
	5,936,000.00	Taxes	CHINA		Government of China [Member]	Government of China 1 [Member]	Bentonite [Member]		Open Pit
#: 12
	1,221,000.00	Taxes	CHINA	Liaoning Sheng	Jianping Tax AuthorityMember [Member]	Chao Yang [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 13
	1,000.00	Royalties	CHINA	Liaoning Sheng	Jianping Tax AuthorityMember [Member]	Chao Yang [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 14
	152,000.00	Fees	CHINA	Liaoning Sheng	Jianping Tax AuthorityMember [Member]	Chao Yang [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 15
	1,000.00	Comm. Social Resp.	CHINA	Liaoning Sheng	Jianping Tax AuthorityMember [Member]	Chao Yang [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 16
	50,000.00	Taxes	SLOVAKIA	Banskobystrický kraj	Government of the Slovak RepublicMember [Member]	Lutila [Member]	Bentonite [Member]	Consumer and Specialties [Member]	Open Pit
#: 17
	55,000.00	Royalties	SLOVAKIA	Banskobystrický kraj	Government of the Slovak RepublicMember [Member]	Lutila [Member]	Bentonite [Member]	Consumer and Specialties [Member]	Open Pit
#: 18
	24,000.00	Fees	SLOVAKIA	Banskobystrický kraj	Government of the Slovak RepublicMember [Member]	Lutila [Member]	Bentonite [Member]	Consumer and Specialties [Member]	Open Pit
#: 19
	2,558,000.00	Taxes	TÜRKIYE		Government of TurkeyMember [Member]	Government of Turkey 1 [Member]	Bentonite [Member]		Open Pit
#: 20
	42,000.00	Royalties	TÜRKIYE	Ordu	Government of TurkeyMember [Member]	Unye [Member]	Bentonite [Member]	Consumer and Specialties [Member]	Open Pit
#: 21
	152,000.00	Fees	TÜRKIYE	Ordu	Government of TurkeyMember [Member]	Unye [Member]	Bentonite [Member]	Consumer and Specialties [Member]	Open Pit
#: 22
	187,000.00	Fees	TÜRKIYE	Edirne	Government of TurkeyMember [Member]	Enez [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 23
	40,000.00	Fees	TÜRKIYE	Uşak	Government of TurkeyMember [Member]	Usak [Member]	Bentonite [Member]	Consumer and Specialties [Member]	Open Pit
#: 24
	150,000.00	Taxes	AUSTRALIA	Queensland	Australia Federal GovernmentMember [Member]	Gurulmundi [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 25
	46,000.00	Royalties	AUSTRALIA	Queensland	Queensland State GovernmentMember [Member]	Gurulmundi [Member]	Bentonite [Member]	Both [Member]	Open Pit
#: 26
	$ 9,000.00	Fees	AUSTRALIA	Queensland	Queensland State GovernmentMember [Member]	Gurulmundi [Member]	Bentonite [Member]	Both [Member]	Open Pit